December 20, 2004

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:          Nationwide Variable Account of
                  Nationwide Life Insurance Company
                  SEC File No.  2-58043
                  CIK No. 0000202713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 46 to the Registration Statement for the Company and the Variable Account which became effective December 17, 2004.

Please contact the undersigned at (614) 249-0293 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


/s/PAIGE L. RYAN
Paige L. Ryan
Senior Counsel